Investments (Change In Net Unrealized Gains (Losses) On Available-For-Sale Securities Reported In Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments [Abstract]
Beginning balance	$ (80)	$ (1,405)	$ (4,087)
Cumulative effect of changes in accounting		260	(349)
Unrealized gains (losses) on investment securities	3,137	2,141	4,379
Adjustment to DAC	(101)	(233)	(461)
Adjustment to PVFP	(86)	(134)	(178)
Adjustment to sales inducements	(3)	(35)	(20)
Adjustment to benefit reserves	(560)	(273)
Provision for income taxes	(836)	(523)	(1,319)
Change in unrealized gains (losses) on investment securities	1,551	943	2,401
Reclassification adjustments to net investment (gains) losses, net of taxes of $(29), $(71) and $(360)	53	133	669
Change in net unrealized investment gains (losses)	1,604	1,336	2,721
Less: change in net unrealized investment gains (losses) attributable to noncontrolling interests	39	11	39
Ending balance	1,485	(80)	(1,405)
Reclassification adjustments to net investment (gains) losses, taxes	$ (29)	$ (71)	$ (360)